DEFERRED COMPENSATION/NQDC (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Mar. 31, 2014	Dec. 31, 2012
DEFERRED COMPENSATION/NQDC (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)	5,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued	$ 180,000	$ 180,000
Deferred Compensation Arrangement with Individual, Recorded Liability	820,474		832,474	884,474
Chief Executive Officer [Member]
DEFERRED COMPENSATION/NQDC (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)	5,000,000	2,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued	$ 180,000	$ 180,000